UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington, D.C.    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2005

Institutional Investment Manager Filing This Report:
Name:		Messner & Smith Theme/Value Investment Management, Ltd.
Address:	530 B Street, Suite 300
		San Diego, CA        92101

SEC File Number:	801-24076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:	Ellis C. Smith
Title:	Principal/CAO
Phone:(619) 239-9049
Signature, Place, and Date of Signing:

	Ellis C. Smith		San Diego, California		April 26, 2005

Report Type:

13F Holdings Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
















FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:	       18,161,873

Form 13F Information Table Value Total:	      218,603,779









Name of Issuer           Title    CUSIP     Market     Shares of      (a)Sole (b)Shared as (c)Shared Managers       V.Auth
         		       of Class Number    Value      Principal Amt.            defined in   Other                  Sole

1-800 Flowers.com         CS      68243Q106    652,534  86,200           X                            M&S             X
Akamai Technologies       CS      00971T101  4,591,075 360,650           X                            M&S             X
Alleghany Corporation     CS      017175100    247,084     892           X                            M&S             X
Ambac Financial           CS      023139108  2,667,454  35,685           X                            M&S             X
American Intl Group       CS      026874107    207,788   3,750           X                            M&S             X
AmerisourceBergen Corp.   CS      03071P102  1,817,411  31,723           X                            M&S             X
Ansys, Inc.               CS      03662Q105  2,117,291  61,891           X                            M&S             X
BellSouth Corp.           CS      079860102    209,268   7,960           X                            M&S             X
Bradley Pharms Inc.       CS      104576103    866,996  90,690           X                            M&S             X
CBRL Group                CS      12489V106  5,129,088 124,191           X                            M&S             X
CYTYC Corporation         CS      232946103  7,263,774 315,679           X                            M&S             X
ChevronTexaco Corp.       CS      166751107    616,453  10,572           X                            M&S             X
Citadel Security Software CS      17288Q109    428,630 382,705           X                            M&S             X
Comcast Corp - Cl A       CS      200300101  1,031,337  30,531           X                            M&S             X
Comcast Corp-Special Cl A CS      200300200  5,268,162 158,079           X                            M&S             X
Compass BancShares        CS      20449H109  5,662,016 124,714           X                            M&S             X
Constellation Bds Cl A    CS      21036P306  1,387,275  34,330           X                            M&S             X
Constellation Brands Inc. CS      21036P108 10,863,410 205,474           X                            M&S             X
Digital River Inc.        CS      25388B104  6,978,064 223,943           X                            M&S             X
Drew Industries           CS      26168L205  1,132,136  30,070           X                            M&S             X
Dycom Industries          CS      267475101  4,813,738 209,384           X                            M&S             X
Exxon Mobile Corporation  CS      30231G102    547,128   9,180           X                            M&S             X
Forest Oil Corporation    CS      346091705  9,013,599 222,558           X                            M&S             X
General Electric          CS      369604103    396,660  11,000           X                            M&S             X
H.B. Fuller               CS      359694106    357,860  12,340           X                            M&S             X
Harrahs Entertainment     CS      413619107  6,003,357  92,960           X                            M&S             X
Health Management Assoc.  CS      421933102  4,458,951 170,319           X                            M&S             X
Heartland Express Inc.    CS      422347104  5,661,698 295,650           X                            M&S             X
Impco Technologies        CS      45255W106    398,986  74,230           X                            M&S             X
Integral Systems          CS      45810H107  1,014,373  44,180           X                            M&S             X
Intl Game Technologies    CS      459902102  3,237,857 121,450           X                            M&S             X
Intrado, Inc.             CS      46117A100    305,286  24,820           X                            M&S             X
Intuitive Surgical	  CS	  46120E602    300,329   6,605	         X			      M&S	      X
IShares Russ MidCap Val   CS      464287473    840,882   7,450           X                            M&S             X
J2 Global Communications  CS      46626E205  2,142,145  62,435           X                            M&S             X
Jacobs Engineering Grp    CS      469814107  2,606,280  50,198           X                            M&S             X
Kerr-McGee Corporation    CS      492386107  7,334,273  93,633           X                            M&S             X
Liberty Media Corp. CL A  CS      530718105  6,396,071 616,786           X                            M&S             X
Liberty Media Intl        CS      530719103  3,494,126  79,884           X                            M&S             X
LifePoint Hospitals       CS      53219L109  2,499,318  57,010           X                            M&S             X
Marten Transport          CS      573075108  1,063,706  49,869           X                            M&S             X
Meridian Resources        CS      58977Q109    608,803 117,985           X                            M&S             X
Morgan Stanley            CS      617446448    229,000   4,000           X                            M&S             X
NTL Inc.                  CS      62940M104  3,681,972  57,829           X                            M&S             X
Navigators Group, Inc.    CS      638904102  1,254,548  37,856           X                            M&S             X
NiSource Industries       CS      65473P105  5,833,465 255,966           X                            M&S             X
Norfolk Southern Corp.    CS      655844108    277,875   7,500           X                            M&S             X
PMI Group, Inc.           CS      69344M101  2,943,266  77,434           X                            M&S             X
Pfizer Inc                CS      717081103    379,339  14,440           X                            M&S             X
Pogo Producing Co.        CS      730448107  7,220,554 146,640           X                            M&S             X
Province Healthcare       CS	  743977100  6,950,399 288,518           X                            M&S             X
Respironics, Inc.         CS      761230101  4,777,441  81,988           X                            M&S             X
Rofin-Sinar               CS      775043102  2,477,512  77,085           X                            M&S             X
Ross Stores               CS      778296103  4,633,347 159,003           X                            M&S             X
SM&A                      CS      78465D105    487,918  59,070           X                            M&S             X
SeaChange International   CS      811699107    457,394  35,320           X                            M&S             X
Smithfield Foods, Inc.    CS      832248108  8,051,939 255,212           X                            M&S             X
Solectron Corporation     CS      834182107  4,220,8981,216,397          X                            M&S             X
Sterling Bancorp NY       CS      859158107    363,468  14,976           X                            M&S             X
Symantec                  CS      871503108  3,273,089 153,450           X                            M&S             X
TD BankNorth              CS      87235A101  3,902,142 124,909           X                            M&S             X
Tempur Pedic Intl., Inc.  CS      88023U101  3,061,360 164,060           X                            M&S             X
Titan Intl Inc.           CS      88830M102  1,376,790  95,810           X                            M&S             X
Tower Group               CS      891777104    375,254  28,130           X                            M&S             X
Tractor Supply Company    CS      892356106  5,524,911 126,573           X                            M&S             X
Tribune Co.               CS      896047107    318,960   8,000           X                            M&S             X
Union Pacific Corp.       CS      907818108    209,100   3,000           X                            M&S             X
USEC Inc.                 CS      90333E108    531,868  32,670           X                            M&S             X
VCA Antech, Inc.          CS      918194101    966,994  47,800           X                            M&S             X
Valspar Corporation       CS      920355104  4,155,464  89,288           X                            M&S             X
Vesta Insurance Grp       CS      925391104    302,034  85,080           X                            M&S             X
WellPoint Health Networks CS      94973H108  4,710,026  37,575           X                            M&S             X
Zions Bancorp             CS      989701107  2,730,776  39,565           X                            M&S             X
Non-Discretionary Bal     MF                 1,375,0001,375,000          X                            M&S             X
MuniVest Fund             MF      626295109    357,504  39,200           X                            M&S             X
Templeton Global Govt.Inc.MF      879929107    416,504  47,874           X                            M&S             X
COLUMN TOTAL                               218,603,77918,161,873          X                            M&S             X